UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22003

Nuveen Core Equity Alpha Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Core Equity Alpha Fund (JCE)
September 30, 2012

Shares	Description (1)					Value
	Common Stocks – 98.0%
	Aerospace & Defense – 0.6%
2,600	Honeywell International Inc.					$ 155,350
400	Northrop Grumman Corporation					26,572
1,100	Precision Castparts Corporation					179,674
4,300	Raytheon Company					245,788
29,900	Textron Inc.					782,483
	Total Aerospace & Defense					1,389,867
	Air Freight & Logistics – 0.2%
4,900	FedEx Corporation					414,638
	Airlines – 0.1%
14,900	Southwest Airlines Co.					130,673
	Automobiles – 0.1%
7,100	Harley-Davidson, Inc.					300,827
	Beverages – 1.3%
23,700	Beam Inc.					1,363,698
6,900	Brown-Forman Corporation					450,225
11,000	Coca-Cola Company					417,230
8,400	Dr. Pepper Snapple Group					374,052
1,300	Molson Coors Brewing Company, Class B					58,565
7,800	Monster Beverage Corporation, (2)					422,448
3,200	PepsiCo, Inc.					226,464
	Total Beverages					3,312,682
	Biotechnology – 1.4%
8,000	Alexion Pharmaceuticals Inc., (2)					915,200
2,300	Amgen Inc.					193,936
14,700	Biogen Idec Inc., (2)					2,193,681
2,400	Gilead Sciences, Inc., (2)					159,192
	Total Biotechnology					3,462,009
	Building Products – 0.1%
10,300	Masco Corporation					155,015
	Capital Markets – 0.8%
2,400	Ameriprise Financial, Inc.					136,056
600	BlackRock Inc.					106,980
5,200	Charles Schwab Corporation					66,508
7,400	E*Trade Group Inc., (2)					65,194
18,800	Federated Investors Inc.					388,972
600	Goldman Sachs Group, Inc.					68,208
26,700	Invesco LTD					667,233
4,200	Legg Mason, Inc.					103,656
15,500	Morgan Stanley					259,470
1,200	State Street Corporation					50,352
	Total Capital Markets					1,912,629
	Chemicals – 4.4%
12,700	Airgas, Inc.					1,045,210
6,400	E.I. Du Pont de Nemours and Company					321,728
31,600	Eastman Chemical Company					1,801,516
3,100	Ecolab Inc.					200,911
37,900	FMC Corporation					2,098,902
5,900	LyondellBasell Industries NV					304,794
800	Monsanto Company					72,816
6,800	PPG Industries, Inc.					780,912
27,700	Sherwin-Williams Company					4,124,807
	Total Chemicals					10,751,596
	Commercial Banks – 2.7%
116,800	BB&T Corporation					3,873,088
5,600	Fifth Third Bancorp.					86,856
14,500	First Horizon National Corporation					139,635
700	M&T Bank Corporation					66,612
139,100	Regions Financial Corporation					1,002,911
3,200	SunTrust Banks, Inc.					90,464
11,500	U.S. Bancorp					394,450
30,050	Wells Fargo & Company					1,037,627
	Total Commercial Banks					6,691,643
	Commercial Services & Supplies – 0.4%
19,600	Cintas Corporation					812,420
8,200	R.R. Donnelley & Sons Company					86,920
2,100	Waste Management, Inc.					67,368
	Total Commercial Services & Supplies					966,708
	Communications Equipment – 0.6%
23,100	Cisco Systems, Inc.					440,979
6,800	F5 Networks, Inc., (2)					711,960
1,500	Harris Corporation					76,830
7,028	Motorola Solutions Inc.					355,265
	Total Communications Equipment					1,585,034
	Computers & Peripherals – 4.9%
14,700	Apple, Inc., (2)					9,808,722
6,700	Dell Inc., (2)					66,062
3,600	EMC Corporation, (2)					98,172
12,900	NetApp, Inc., (2)					424,152
16,800	Seagate Technology					520,800
27,700	Western Digital Corporation, (2)					1,072,821
	Total Computers & Peripherals					11,990,729
	Construction Materials – 0.2%
11,200	Vulcan Materials Company					529,760
	Consumer Finance – 0.6%
37,800	Discover Financial Services					1,501,794
	Distributors – 0.6%
26,500	Genuine Parts Company					1,617,295
	Diversified Consumer Services – 0.2%
25,300	H & R Block Inc.					438,449
	Diversified Financial Services – 0.6%
16,600	Bank of America Corporation					146,578
800	Citigroup Inc.					26,176
3,000	CME Group, Inc.					171,900
10,205	JP Morgan Chase & Co.					413,098
10,100	Moody’s Corporation					446,117
6,500	New York Stock Exchange Euronext					160,225
	Total Diversified Financial Services					1,364,094
	Diversified Telecommunication Services – 1.1%
17,100	AT&T Inc.					644,670
34,770	CenturyLink Inc.					1,404,708
13,800	Verizon Communications Inc.					628,866
	Total Diversified Telecommunication Services					2,678,244
	Electric Utilities – 3.1%
1,700	American Electric Power Company, Inc.					74,698
51,556	Duke Energy Corporation					3,340,829
1,300	Edison International					59,397
11,700	FirstEnergy Corp.					515,970
10,800	NextEra Energy Inc.					759,564
28,500	Pinnacle West Capital Corporation					1,504,800
3,000	PPL Corporation					87,150
14,300	Southern Company					659,087
15,200	Xcel Energy, Inc.					421,192
	Total Electric Utilities					7,422,687
	Electrical Equipment – 0.8%
3,800	Cooper Industries Inc.					285,228
500	Emerson Electric Company					24,135
4,300	Rockwell Automation, Inc.					299,065
11,500	Roper Industries Inc.					1,263,735
	Total Electrical Equipment					1,872,163
	Electronic Equipment & Instruments – 0.3%
9,000	Amphenol Corporation, Class A					529,920
13,900	Jabil Circuit Inc.					260,208
	Total Electronic Equipment & Instruments					790,128
	Energy Equipment & Services – 1.0%
2,400	Diamond Offshore Drilling, Inc.					157,944
3,500	Ensco PLC					190,960
7,600	Nabors Industries Inc., (2)					106,628
20,700	National-Oilwell Varco Inc.					1,658,277
2,300	Noble Corporation, (2)					82,294
3,700	Rowan Companies Inc., (2)					124,949
842	Schlumberger Limited					60,902
	Total Energy Equipment & Services					2,381,954
	Food & Staples Retailing – 0.5%
1,300	Costco Wholesale Corporation					130,163
3,400	CVS Caremark Corporation					164,628
13,500	Safeway Inc.					217,215
2,500	Sysco Corporation					78,175
3,400	Wal-Mart Stores, Inc.					250,920
2,900	Whole Foods Market, Inc.					282,460
	Total Food & Staples Retailing					1,123,561
	Food Products – 2.4%
3,700	Campbell Soup Company					128,834
15,400	ConAgra Foods, Inc.					424,886
27,000	Dean Foods Company, (2)					441,450
4,900	General Mills, Inc.					195,265
7,600	H.J. Heinz Company					425,220
14,200	Hershey Foods Corporation					1,006,638
20,400	Kraft Foods Inc.					843,540
15,400	JM Smucker Company					1,329,482
1,200	Kellogg Company					61,992
11,300	McCormick & Company, Incorporated					701,052
3,700	Mead Johnson Nutrition Company, Class A Shares					271,136
	Total Food Products					5,829,495
	Gas Utilities – 1.1%
52,900	ONEOK, Inc.					2,555,599
	Health Care Equipment & Supplies – 0.9%
700	Baxter International, Inc.					42,182
1,100	Becton, Dickinson and Company					86,416
20,500	Boston Scientific Corporation, (2)					117,670
1,300	C. R. Bard, Inc.					136,045
1,300	Edwards Lifesciences Corporation, (2)					139,581
2,800	Intuitive Surgical, Inc., (2)					1,387,764
3,800	Medtronic, Inc.					163,856
2,100	Saint Jude Medical Inc.					88,473
1,500	Varian Medical Systems, Inc., (2)					90,480
	Total Health Care Equipment & Supplies					2,252,467
	Health Care Providers & Services – 1.4%
3,400	Aetna Inc.					134,640
18,100	Coventry Health Care, Inc.					754,589
2,700	Davita Inc., (2)					279,747
1,867	Express Scripts, Holding Company, (2)					117,005
2,800	Humana Inc.					196,420
1,600	Laboratory Corporation of America Holdings, (2)					147,952
7,900	McKesson HBOC Inc.					679,637
800	Quest Diagnostics Incorporated					50,744
16,900	UnitedHealth Group Incorporated					936,429
1,300	Wellpoint Inc.					75,413
	Total Health Care Providers & Services					3,372,576
	Health Care Technology – 0.4%
12,700	Cerner Corporation, (2)					983,107
	Hotels, Restaurants & Leisure – 3.7%
23,200	Marriott International, Inc., Class A					907,120
18,400	McDonald’s Corporation					1,688,200
44,600	Starbucks Corporation					2,263,450
50,900	Wyndham Worldwide Corporation					2,671,232
22,300	YUM! Brands, Inc.					1,479,382
	Total Hotels, Restaurants & Leisure					9,009,384
	Household Durables – 1.9%
71,900	D.R. Horton, Inc.					1,484,016
46,900	Lennar Corporation, Class A					1,630,713
48,100	Newell Rubbermaid Inc.					918,229
5,500	Whirlpool Corporation					456,005
	Total Household Durables					4,488,963
	Household Products – 0.8%
3,700	Clorox Company					266,585
6,700	Colgate-Palmolive Company					718,374
7,100	Kimberly-Clark Corporation					609,038
4,100	Procter & Gamble Company					284,376
	Total Household Products					1,878,373
	Independent Power Producers & Energy Traders – 0.0%
3,700	NRG Energy Inc., (2)					79,143
	Industrial Conglomerates – 0.3%
27,500	General Electric Company					624,525
	Insurance – 3.4%
1,400	Ace Limited					105,840
15,700	AFLAC Incorporated					751,716
36,900	Allstate Corporation					1,461,609
6,600	American International Group, (2)					216,414
17,300	AON PLC					904,617
7,100	Assurant Inc.					264,830
700	Berkshire Hathaway Inc., Class B, (2)					61,740
9,500	Chubb Corporation					724,660
45,300	Cincinnati Financial Corporation					1,716,417
5,600	Lincoln National Corporation					135,464
2,300	Principal Financial Group, Inc.					61,962
2,200	Progressive Corporation					45,628
14,850	Torchmark Corporation					762,548
15,000	Travelers Companies, Inc.					1,023,900
	Total Insurance					8,237,345
	Internet & Catalog Retail – 1.2%
24,300	Expedia, Inc.					1,405,512
5,000	NetFlix.com Inc., (2)					272,200
1,200	priceline.com Incorporated, (2)					742,476
11,200	TripAdvisor Inc., (2)					368,816
	Total Internet & Catalog Retail					2,789,004
	Internet Software & Services – 2.3%
9,500	Akamai Technologies, Inc., (2)					363,470
20,300	eBay Inc., (2)					982,723
5,100	Google Inc., Class A, (2)					3,847,950
3,400	VeriSign, Inc., (2)					165,546
6,000	Yahoo! Inc., (2)					95,850
	Total Internet Software & Services					5,455,539
	IT Services – 4.4%
10,500	Accenture Limited					735,315
3,800	Automatic Data Processing, Inc.					222,908
30,900	Cognizant Technology Solutions Corporation, Class A, (2)					2,160,528
71,300	Fidelity National Information Services					2,225,986
3,100	Fiserv, Inc., (2)					229,493
12,100	International Business Machines Corporation (IBM)					2,510,145
600	MasterCard, Inc.					270,888
7,800	Paychex, Inc.					259,662
7,200	SAIC, Inc.					86,688
4,400	Teradata Corporation, (2)					331,804
12,500	Total System Services Inc.					296,250
9,600	Visa Inc.					1,289,088
	Total IT Services					10,618,755
	Leisure Equipment & Products – 0.0%
1,500	Mattel, Inc.					53,220
	Life Sciences Tools & Services – 0.6%
800	Agilent Technologies, Inc.					30,760
1,500	Life Technologies Corporation, (2)					73,320
46,300	Perkinelmer Inc.					1,364,461
900	Thermo Fisher Scientific, Inc.					52,947
	Total Life Sciences Tools & Services					1,521,488
	Machinery – 2.8%
27,300	Caterpillar Inc.					2,348,892
3,300	Cummins Inc.					304,293
20,800	Eaton Corporation					983,008
3,100	Flowserve Corporation					395,994
3,700	Illinois Tool Works, Inc.					220,039
4,200	Ingersoll Rand Company Limited, Class A					188,244
20,900	Pall Corporation					1,326,941
12,087	Stanley Black & Decker Inc.					921,634
	Total Machinery					6,689,045
	Media – 5.7%
31,400	CBS Corporation, Class B					1,140,762
97,700	Comcast Corporation, Class A					3,494,729
31,100	DirecTV					1,631,506
2,900	Discovery Communications inc., Class A Shares, (2)					172,927
72,800	Gannett Company Inc.					1,292,200
3,000	McGraw-Hill Companies, Inc.					163,770
8,500	News Corporation, Class A					208,505
15,500	Scripps Networks Interactive, Class A Shares					949,065
5,600	Time Warner Cable, Class A					532,336
17,000	Time Warner Inc.					770,610
8,000	Viacom Inc., Class B					428,720
57,100	Walt Disney Company					2,985,188
	Total Media					13,770,318
	Metals & Mining – 0.3%
12,500	Nucor Corporation					478,250
7,000	United States Steel Corporation					133,490
	Total Metals & Mining					611,740
	Multiline Retail – 0.7%
1,800	Big Lots, Inc., (2)					53,244
4,300	Dollar Tree Stores Inc., (2)					207,583
2,300	Family Dollar Stores, Inc.					152,490
6,700	J.C. Penney Company, Inc., (2)					162,743
30,300	Macy’s, Inc.					1,139,886
	Total Multiline Retail					1,715,946
	Multi-Utilities – 3.6%
30,700	Ameren Corporation					1,002,969
2,800	CenterPoint Energy, Inc.					59,640
38,900	CMS Energy Corporation					916,095
22,100	Consolidated Edison, Inc.					1,323,569
15,800	Dominion Resources, Inc.					836,452
9,600	DTE Energy Company					575,424
1,200	Integrys Energy Group, Inc.					62,640
71,200	NiSource Inc.					1,814,176
1,900	PG&E Corporation					81,073
2,500	Public Service Enterprise Group Incorporated					80,450
4,700	Scana Corporation					226,869
12,900	Sempra Energy					831,921
3,800	TECO Energy, Inc.					67,412
22,800	Wisconsin Energy Corporation					858,876
	Total Multi-Utilities					8,737,566
	Oil, Gas & Consumable Fuels – 6.0%
10,800	Alpha Natural Resources Inc., (2)					70,956
7,700	Chevron Corporation					897,512
4,400	ConocoPhillips					251,592
3,600	Devon Energy Corporation					217,800
33,500	Exxon Mobil Corporation					3,063,575
39,612	Kinder Morgan, Inc.					1,407,018
27,900	Marathon Oil Corporation					825,003
4,850	Marathon Petroleum Corporation					264,762
2,800	Peabody Energy Corporation					62,412
5,050	Phillips 66					234,169
12,000	Pioneer Natural Resources Company					1,252,800
4,200	QEP Resources Inc.					132,972
1,000	Range Resources Corporation					69,870
46,400	Spectra Energy Corporation					1,362,304
35,100	Sunoco, Inc.					1,643,733
4,000	Tesoro Corporation, (2)					167,600
3,600	Valero Energy Corporation					114,048
71,300	Williams Companies, Inc.					2,493,361
	Total Oil, Gas, & Consumable Fuels					14,531,487
	Paper & Forest Products – 0.1%
9,700	International Paper Company					352,304
	Personal Products – 0.7%
28,100	Estee Lauder Companies Inc., Class A					1,730,117
	Pharmaceuticals – 2.0%
7,900	Abbott Laboratories					541,624
3,000	Allergan, Inc.					274,740
58,800	Bristol-Myers Squibb Company					1,984,500
17,400	Eli Lilly and Company					824,934
3,000	Hospira Inc., (2)					98,460
1,400	Johnson & Johnson					96,474
18,932	Merck & Company Inc.					853,833
5,900	Pfizer Inc.					146,615
700	Watson Pharmaceuticals Inc., (2)					59,612
	Total Pharmaceuticals					4,880,792
	Professional Services – 1.0%
9,900	Dun and Bradstreet Inc.					788,238
32,200	Equifax Inc.					1,499,876
7,900	Robert Half International Inc.					210,377
	Total Professional Services					2,498,491
	Real Estate Investment Trust – 2.1%
15,100	American Tower REIT Inc.					1,077,989
4,000	AvalonBay Communities, Inc.					543,960
4,200	Boston Properties, Inc.					464,562
2,200	Equity Residential					126,566
2,000	Health Care Property Investors Inc.					88,960
6,800	Public Storage, Inc.					946,356
8,800	Simon Property Group, Inc.					1,335,928
3,100	Ventas Inc.					192,975
12,500	Weyerhaeuser Company					326,750
	Total Real Estate Investment Trust					5,104,046
	Road & Rail – 0.2%
2,700	CSX Corporation					56,025
3,200	Union Pacific Corporation					379,840
	Total Road & Rail					435,865
	Semiconductors & Equipment – 1.3%
46,300	Intel Corporation					1,050,084
9,100	KLA-Tencor Corporation					434,116
11,000	Lam Research Corporation, (2)					349,635
109,700	LSI Logic Corporation, (2)					758,027
27,600	Micron Technology, Inc., (2)					165,186
6,000	Teradyne Inc., (2)					85,320
7,600	Texas Instruments Incorporated					209,380
	Total Semiconductors & Equipment					3,051,748
	Software – 1.5%
1,800	Adobe Systems Incorporated, (2)					58,428
2,500	BMC Software, Inc., (2)					103,725
66,000	CA Inc.					1,700,490
12,100	Intuit, Inc.					712,448
26,900	Microsoft Corporation					801,082
1,700	Oracle Corporation					53,533
5,200	Red Hat, Inc., (2)					296,088
	Total Software					3,725,794
	Specialty Retail – 10.7%
5,100	AutoZone, Inc., (2)					1,885,317
1,800	Bed Bath and Beyond Inc., (2)					113,400
61,800	Gap, Inc.					2,211,204
118,700	Home Depot, Inc.					7,165,919
9,600	Limited Brands, Inc.					472,896
73,200	Lowe’s Companies, Inc.					2,213,568
16,700	O’Reilly Automotive Inc., (2)					1,396,454
63,900	Ross Stores, Inc.					4,127,940
139,400	TJX Companies, Inc.					6,243,726
	Total Specialty Retail					25,830,424
	Textiles, Apparel & Luxury Goods – 0.5%
7,500	VF Corporation					1,195,200
	Thrifts & Mortgage Finance – 0.0%
14,400	Hudson City Bancorp, Inc.					114,624
	Tobacco – 3.1%
50,600	Altria Group, Inc.					1,689,534
7,200	Lorillard Inc.					838,440
26,600	Philip Morris International					2,392,404
61,500	Reynolds American Inc.					2,665,410
	Total Tobacco					7,585,788
	Trading Companies & Distributors – 3.5%
104,200	Fastenal Company					4,479,558
19,000	W.W. Grainger, Inc.					3,959,029
	Total Trading Companies & Distributors					8,438,587
	Wireless Telecommunication Services – 0.8%
30,000	Crown Castle International Corporation, (2)					1,922,999
15,000	Sprint Nextel Corporation, (2)					82,799
	Total Wireless Telecommunication Services					2,005,798
	Total Common Stocks (cost $190,859,766)					237,538,842

Principal
Amount (000)	Description (1)	Coupon		Maturity	Ratings(4)	Value
	Short-Term Investments – 3.8%
	U.S. Government and Agency Obligations – 1.1%
$ 2,500	U.S. Treasury Bills, (3)	0.000%		2/21/13	N/R	$ 2,498,883
	Repurchase Agreements – 2.7%
6,606	Repurchase Agreement with State Street Bank, dated 9/28/12, repurchase price $6,606,054, collateralized by $6,735,000 U.S. Treasury Notes, 0.250%, due 2/28/14, value $6,739,196	0.010%		10/01/12	N/A	6,606,048
$ 9,106	Total Short-Term Investments (cost $9,104,866)					9,104,931
	Total Investments (cost $199,964,632) – 101.8%					246,643,773
	Other Assets Less Liabilities – (1.8)% (5)					(4,453,119)
	Net Assets – 100%					$ 242,190,654

Investments in Derivatives at September 30, 2012

Call Options Written Outstanding:

Number of		Notional		Expiration	Strike
Contracts	Type	Amount		Date	Price	Value (5)

	Call Options – (0.0)%

(404,355)	Custom Basket 1 NASDAQ	$(40,435,496	)(6)	11/05/12	$ 104.00	$(64,656)
(120)	S&P 400 Midcap Index	(12,260,400	)(7)	10/20/12	1,021.70	(2,402)
(120)	S&P 400 Midcap Index	(12,432,840	)(7)	10/20/12	1,036.07	(1,009)
(150)	S&P 400 Midcap Index	(15,543,600	)(7)	10/20/12	1,036.24	(1,237)
(404,745)	Total Call Options Written (premiums received $347,762)	$(80,672,336)				$(69,304)

Future Contracts Outstanding:

Type		Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
S&P 500 Index		Long	60	12/12	$4,302,600	$(56,880)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

			Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks			$237,538,842	$ —	$ —	$237,538,842
Short-Term Investments:
U.S. Government and Agency Obligations			—	2,498,883	—	2,498,883
Repurchase Agreements			—	6,606,048		6,606,048
Derivatives:
Call Options Written			(4,648)	(64,656)	—	(69,304)
Futures Contracts**			(56,880)	—	—	(56,880)
Total			$237,477,314	$9,040,275	$ —	$246,517,589
* Refer to the Fund’s Portfolio of Investments for industry classifications.
** Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2012, the location of these instruments on the Statement of Assets and Liablilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location		Value
Equity Price	Futures contracts	—	$ —	Payable for variation margin on futures contracts*		$ (56,880)
Equity Price	Options	—	—	Call options written, at value		(69,304)
Total			$ —			$ (126,184)
* Value represents unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments (excluding investments in derivatives) was $200,161,543.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2012, were as follows:

Gross unrealized:
Appreciation						$ 48,303,502
Depreciation						(1,821,272)

Net unrealized appreciation (depreciation) of investments						$ 46,482,230

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(4)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Other Assets Less Liabilities includes Value and the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at September 30, 2012.
(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by $100.
(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by $100.
N/R	Not rated.
N/A	Not applicable.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Core Equity Alpha Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2012